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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2004

If amended report check here          |_|           Amended Number:  _______

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        May 15, 2004  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            38
                                              --------------

Form 13F Information Table Value Total:         $640,046
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
                             TITLE            FAIR                                 INVESTMENT D  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF     CUSIP   MARKET          SHARE           SOLE SHARED NONE MANAGERS  SOLE  SHARED  NONE
                             CLASS   NUMBER   VALUE (000's)   AMOUNT (00)       (A)   (B)   ( C )          (A)    (B)    ( C )
AAR Corp.		COM	000361105	4493	3659	SOLE		X
Ampco Pittsburgh	COM	032037103	10677	8271	SOLE		X
Astec Industries Inc.	COM	046224101	43086	26745	SOLE		X
Automatic Data Proc.	COM	053015103	23939	5700	SOLE		X
Blair Corp		COM	092828102	882	331	SOLE		X
Central Fund CDA	COM	153501101	3411	5405	SOLE		X
Corning Inc.		COM	219350105	436	390	SOLE		X
CPI Corp.		COM	125902106	29946	15736	SOLE		X
Dixie Group Inc		COM	255519100	1468	1342	SOLE		X
Donnelley RR & Sons 	COM	257867101	12225	4041	SOLE		X
Eastman Kodak		COM	277461109	12298	4699	SOLE		X
Evans & Sutherland	COM	299096107	1773	4161	SOLE		X
Gardner Denver Inc.	COM	365558105	17604	6501	SOLE		X
Graham Corp.		COM	384556106	944	891	SOLE		X
Great Lakes Chemical	COM	390568103	29826	12506	SOLE		X
Helmerich & Payne	COM	423452101	6330	2209	SOLE		X
Japan Sm. Cap. Fund	COM	47109U104	21485	15077	SOLE		X
Lawson Products		COM	520776105	7023	2161	SOLE		X
Layne Christensen	COM	521050104	21108	14388	SOLE		X
Learning Tree		COM	522015106	4128	2574	SOLE		X
Lesco Inc.		COM	526872106	2661	2111	SOLE		X
Lufkin Industries	COM	549764108	580	187	SOLE		X
Martin Marietta Mtrls.	COM	573284106	25096	5437	SOLE		X
Maxwell Technologies	COM	577767106	31904	24354	SOLE		X
Maytag Corp.		COM	578592107	20120	6373	SOLE		X
Myers Industries Inc.	COM	628464109	24751	20123	SOLE		X
Newmont Mining		COM	651639106	6378	1368	SOLE		X
NS Group Inc.		COM	628916108	39030	30023	SOLE		X
Parlex Corp.		COM	701630105	6042	9889	SOLE		X
Phelps Dodge Corp.	COM	717265102	16701	2045	SOLE		X
Readers Digest 		COM	755267101	28688	20375	SOLE		X
Regal Beloit		COM	758750103	21002	10512	SOLE		X
Snap-On Inc		COM	833034101	15276	4723	SOLE		X
Sonoco Products		COM	835495102	31631	13028	SOLE		X
Spectrum Control	COM	847615101	466	579	SOLE		X
Toys R Us		COM	892335100	55217	32867	SOLE		X
Transocean Inc.		COM	G90078109	48360	17339	SOLE		X
Trinity Industries Inc.	COM	896522109	13064	4699	SOLE		X
